Fair Value Measurements (Details) - Schedule of model for the fair value of the forward purchase agreement - USD ($)		3 Months Ended	12 Months Ended
	Aug. 05, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share)		$ 10.15	$ 9.91
Strike price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Dividend yield
Term to expected Business Combination (in years)		3 months 18 days	6 months
Volatility		de minimus	de minimus
Probability of Business Combination		70.00%	60.00%
Fair value of derivative (asset) liability – forward purchase agreement (in Dollars)		$ 0.255	$ 0.121	$ 0.004
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate		4.82%	4.70%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free rate		3.56%	3.98%